Supplemental Guarantor Condensed Consolidating Financial Statements - Additional Information (Narrative) (Details) - subsidiary	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Number of entities for which ownership structure was reorganized for tax purposes	3
Guarantor Subsidiaries
Debt Instrument [Line Items]
Ownership percentage in Guarantors		100.00%	100.00%
Subsidiary Or Equity Method Investee Maximum Percent Earnings For Release		10.00%	10.00%
12.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate		12.625%	12.625%
11.25% senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate		11.25%	11.25%
10.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate		10.625%	10.625%
11.25% Senior unsecured subordinated notes due 2016
Debt Instrument [Line Items]
Interest rate			11.25%
11.75% Senior unsecured subordinated notes due 2021
Debt Instrument [Line Items]
Interest rate		11.75%	11.75%
8.875% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate		8.875%	8.875%
7.375% Senior secured first lien notes due 2019
Debt Instrument [Line Items]
Interest rate		7.375%	7.375%
6.75% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate		6.75%	6.75%
8.25% Senior secured second lien notes due 2021
Debt Instrument [Line Items]
Interest rate		8.25%	8.25%
8.75% or 10.00% PIK toggle Senior secured second lien notes due 2022
Debt Instrument [Line Items]
Interest rate		8.75%	8.75%
Cash interest rate (as a percent)			8.75%
Minimum | Guarantor Subsidiaries
Debt Instrument [Line Items]
Ownership percentage in Guarantors		50.00%	50.00%